Long-Term Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt
10.	LONG-TERM DEBT
The Company’s notes payable were as follows as of June 30, 2021 and December 31, 2020:

Long-Term Debt	As of,
(in thousands)	June 30, 2021	December 31, 2020
Term loan 3	$168,174	$480,000
Term loan 4	294,263	—
Delayed draw term loans	84,991	—
Less: Current portion of notes payable	(5,488)	(4,800)

	541,940	475,200
Less: debt issuance costs	(16,110)	(18,455)

Notes payable, net of current portion	$525,830	$456,745

Credit Facilities
The Company has entered into various credit and guaranty agreements (the “Credit Facilities”). Obligations under the Credit Facilities are secured by substantially all of the Company’s assets. The Credit
Facilities contain financial covenants including required total first lien secured debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratios, which apply only if the Company has exceeded a certain amount drawn under its revolving line of credit . As of June 30, 2021, financial covenants did not apply.
Term Loan 1
On December 23, 2016, the Company entered into Term Loan 1, which bore interest at a variable rate equal to LIBOR plus an applicable margin (7.5% as of extinguishment on November 23, 2020, 8.0% as of June 30, 2020, and 6.3% as of December 31, 2019). Beginning on March 31, 2017, the Company was required to make quarterly principal payments, which escalated every two years, with the final payment due on June 2, 2025.
Following the issuance of Term Loan 3, Term Loan 1 was prepaid by the Company on November 23, 2020, which resulted in the Company’s legal relief from all obligations under Term Loan 1. The Company’s prepayment of Term Loan 1 consisted of a cash payment to the lender for (1) the outstanding principal, (2) the outstanding accrued interest, and (3) legal and prepayment fees.
Term Loan 2
On June 1, 2020, the Company entered into a term loan agreement with another lender for up to $130.0 million. Borrowings under Term Loan 2 bore cash interest at a rate of 5.0%, payable quarterly, in addition to interest paid in-kind
(“PIK”) of 11.5% per annum. Principal and PIK interest were due on December 1, 2022.
Term Loan 2 contained specific features that required the Company to pay the lender a make-whole amount in the event of a change in control of the Company or the issuance of additional debt by the Company (each a “make-whole event”). The make-whole amount was calculated as the present value of the scheduled interest between the date of a make-whole event and December 1, 2021 by utilizing a discount rate per annum equal to the United States Treasury securities rate three days prior to the date of the make-whole event plus 0.5%. These features met the criteria to be bifurcated from the host agreement as embedded derivatives under the guidance in ASC 815. At the time the Company entered into Term Loan 2, the likelihood of a make-whole event was deemed more than remote and the Company determined these features contained substantial value to the lender. As such, the derivatives were bifurcated from the host agreement and recorded at the fair value on June 1, 2020 of $51.3 million. The embedded derivatives and the host agreement together represented the combined principal and interest obligations of the Company to the lender. The Company presented the embedded derivatives together with the debt obligation in the condensed consolidated balance sheets. The change in fair market value on embedded derivatives was $0.3 million for the three months and six months ended June 30, 2020, and was recorded under the caption change in fair value of embedded derivative in the accompanying condensed consolidated statements of operations.
Following the issuance of Term Loan 3, Term Loan 2 was prepaid by the Company on November 23, 2020 which resulted in the Company’s legal relief from all obligations under Term Loan 2. The Company’s prepayment of Term Loan 2 consisted of a cash payment to the lender for (1) the outstanding principal, (2) the outstanding accrued interest, and (3) legal and prepayment fees.
Term Loan 3
In conjunction with the Business Combination with Jaws, the Company entered into a Credit Agreement with Credit Suisse on November 23, 2020 under which Credit Suisse committed to extend credit to the Company in the amount of $685.0 million. The Credit Agreement consists of (1) an initial term loan in the amount of $480.0 million (the “Initial Term Loan”), (2) delayed draw term loans (the “Delayed Draw Term Loans”) up to the aggregate amount of $175.0 million (the “Delayed Draw Term Commitments”), and (3) an initial revolving credit facility in the amount of $30.0 million (the “Initial Revolving Facility”).
Term

Loan 3

represents the principal amount of $480.0 million funded to the Company on November 23, 2020 by Credit Suisse. The Delayed Draw Term Commitments represents a commitment from Credit Suisse to provide an aggregate amount of $175.0 million in additional term loans to the Company after November 23, 2020. The Company is allowed to request Delayed Draw Term Loans in amounts greater than $5 million at any time between November 23, 2020 and the earliest to occur of (1) November 23, 2021, (2) the date upon which Credit Suisse meets the aggregate Delayed Draw Term Commitments amount via the issuance of Delayed Draw Term Loans, and (3) termination date of the
Credit Agreement
as triggered by an event of default or otherwise. The maturity date of the Initial Term Loan and any Delayed Draw Term Loans is November 23, 2027.
The Company is required to pay a commitment fee per annum (the “DDTL Ticking Fee”) on the unfunded Delayed Draw Term Commitments, depending on the days elapsed after December 15, 2020 (the “Ticking Fee Start Date”). The DDTL Ticking Fee is calculated on a
360-day
year and payable in arrears on the last business day of each calendar quarter. The DDTL Ticking Fee is as follows:
•	0% for the period commencing on the Ticking Fee Start Date until the date occurring 30 days thereafter.

•
50% of the applicable rate for Delayed Draw Term Loans maintained as Eurodollar borrowings for the period commencing on the 31st day after the Ticking Fee Start Date until the date occurring 60 days after the Ticking Fee Start Date.

•	100% of the applicable rate for Delayed Draw Term Loans maintained as Eurodollar borrowings for the period commencing on the 61st day after the Ticking Fee Start Date thereafter.
The Company is subject to principal repayments due in arrears on the last business day of each calendar quarter equal to 0.25% of the initial principal amount outstanding for the Initial Term Loan and each Delayed Draw Term Loan, as applicable, based on the funding date of each Delayed Draw Term Loan if and when issued. Payments commenced on March 31, 2021. The outstanding amount of unpaid principal and interest associated with the Initial Term Loan and the Delayed Draw Term Loans is due on the maturity date of November 23, 2027. Prior to the maturity date, the Company may elect to prepay, in whole or in part, the Initial Term Loan and Delayed Draw Term Loans at any time without premium or penalty, other than in connection with certain repricing transactions and customary breakage costs.
The Company is also subject to mandatory prepayments on the Initial Term Loan and Delayed Draw Term Loans based on the occurrence of certain events after November 23, 2020 including, (1) an amount equal to a percentage between 50% and 0% of excess cash flow for the year ending December 31, 2021 based on the Company’s first lien net leverage ratio (calculated as total consolidated debt secured by a lien on any collateral divided by consolidated Adjusted EBITDA in accordance with U.S. GAAP) at December 31, 2021, due only if such calculated amount is greater than $3 million, (2) an amount equal to 100% of the net proceeds received in excess of $3 million individually in any fiscal year, or $10 million in the aggregate in any fiscal year, pertaining to the disposition of assets that are not reinvested in assets useful to the Company’s business within 18 months of the disposition date, (3) an amount equal to 100% of the net proceeds received from the issuance of non-permitted
indebtedness that is not intended to refinance the credit agreement with Credit Suisse, and (4) $400.0 million of the net cash proceeds received in a private placement of Class A common stock of the Company after the Business Combination with Jaws.
ABR borrowings are subject to interest at a rate per annum equal to (1) the greatest of (a) Credit Suisse’s prime rate in effect on such day, (b) the funds effective rate issued by the Federal Reserve Bank of New York in effect on such day plus 0.5%,
(c) the LIBOR rate for a one month interest period on such day, as adjusted via multiplication by the Credit Suisse’s statutory reserve rate and subject to a floor of 0.75% on the adjusted rate only for the Initial Term Loan and the Delayed Draw Term Loans, plus

1
%
,
and (d) solely with respect to the Initial Term Loans and Delayed Draw Term Loans
,

1.75
%,

plus (2) the applicable rate of (a)
3.75
% from between November 23, 2020 to the Closing Date of the Business Combination and (b)
3.5
% after the Closing Date of the Business Combination, provided that if the Company achieves a public corporate rating from Standard and Poor’s (“S&P”) of at least B and a public credit rating from Moody’s Investors Service (“Moody’s”) of at least B2, then for as long as such ratings remain in effect, a rate of
3.25
% shall be applicable.
Eurodollar borrowings are subject to interest at a rate per annum equal to (1) the LIBOR Rate for a one month interest period on such day, as adjusted via multiplication by the Credit Suisse’s statutory reserve rate and subject to a floor of 0.75% on the adjusted rate only for the Initial Term Loan and the Delayed Draw Term Loans, plus (2) the applicable rate of (a) 4.75% and (b) 4.5% after the Closing Date of the Business Combination, provided that if the Company achieves a public corporate rating from S&P of at least B and a public credit rating from Moody’s of at least B2, then for as long as such ratings remain in effect, a rate of 4.25% shall be applicable. Prior to November 23, 2020, the Company elected to treat the Initial Term Loan and the Initial Revolving Facility as Eurodollar borrowings. The current stated interest rate for the Initial Term Loan and the Initial Revolving Facility is 5.5%. The effective interest rate for the Initial Term Loan is 6.2%. As of June 30, 2021, the Company’s Term Loan 3 and Delayed Draw Term Commitments bore interest of 5.25%.
Following the close of the Business Combination, the Company triggered the mandatory prepayment of $400.0 million of the outstanding principal on Term Loan 3 from the net cash proceeds received from the PIPE financing. The Company’s partial extinguishment of this Term Loan consisted of a cash payment to the lender for (1) $400.0 million of the outstanding principal amount, and (2) the outstanding accrued interest in the amount of $0.7 million. The Company recorded a loss on extinguishment of debt of $13.2 million in the six months ended June 30, 2021 which related to unamortized debt issuance costs.
Term Loan 4
On June 11, 2021, the Company entered into a new term loan with Credit Suisse for a principal amount of $295.0 million (“Term Loan 4”), subject to the same terms (including interest rate and maturity date) as Term Loan 3 above.
Following the partial extinguishment of Term Loan 3 and the issuance of the Term Loan 4, the following table sets forth the Company’s future principal payments as of June 30, 2021, assuming another mandatory prepayment does not occur:

(in thousands)
Year ending December 31,	Amount
Remainder of 2021	$2,744
2022	5,488
2023	5,488
2024	5,488
2025	5,488
Thereafter	522,732

Total	$547,428

As of June 30, 2021 and December 31, 2020, the balance of debt issuance costs totaled
$16.8 million and $24.9 million, respectively, and are being amortized into interest expense over the life of the loan using the effective interest method. Of the balance as of June 30, 2021, $16.1 million is related to the Term Loan 3, Term Loan 4, and Delayed Draw Term Commitments reflected as a direct reduction to the long-term debt balances, while the remaining $0.7 million is related to the Initial Revolving Facility, and is reflected in prepaid and other current assets and other assets. For the three and six months ended June 30, 2021, the Company recognized interest expense of $9.7 million and $20.3 million, respectively, of which $1.1 million and $3.3 million were related to amortization of debt issuance costs.
For the three and six months ended June 30, 2020, the Company recognized interest expense of $5.7 million and $9.4 million, respective
ly, of which $0.8 million and $0.8 million were related to the amortization of debt issuance costs.